Non Cash-Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Other Significant Noncash Transactions [Line Items]
Marked to market gain/(loss) of listed investments	$ 28.8	$ 18.7	$ (26.4)	$ 24.9